Accounts Receivable, net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, net
Accounts Receivable, net

Note 4 - Accounts Receivable, net

Accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	$43,777,466	$46,562,210
Allowance for credit losses	(4,022,571)	(4,763,563)
Accounts receivable, net	$39,754,895	$41,798,647

The movement of allowance for credit losses are as follows:

	June 30,	December 31,
	2024	2023
Balance at beginning of year	$4,763,563	$4,156,761
Change of allowance for credit losses	1,092,452	727,747
Write off	(1,729,306)	-
Translation adjustments	(104,138)	(120,945)
Balance at end of year	$4,022,571	$4,763,563